RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2012
Amounts due from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Amounts due from related parties:

	Years ended December 31,
	2011	2012
	$	$

Trade related balances	29,640,303	63,801,695
Non-trade related balances	615,717	3,205,133
Amounts due from related parties	30,256,020	67,006,828

Trade related balances to receivables and prepayments [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Trade related balances pertain to receivables and prepayments in respect of sales and inventory acquisition or land use right purchases from related parties with common ultimate investors. Details with such parties are as follows:

	At December 31,
Name of related party	2011	2012
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	23,824,464	63,801,695
CEEG (Nanjing) Special Transformer Co., Ltd	5,815,839	-
	29,640,303	63,801,695

Amounts due to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Amounts due to related parties:

	At December 31,
	2011	2012
	$	$

Trade related balances	56,970,793	56,319,984
Non-trade related balances	638,728	14,262,486
Amounts due to related parties	57,609,521	70,582,470

Trade related balances to payables and pre-collected amounts [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Trade related balances pertain to payables and pre-collected amounts in respect of rental, inventory purchases and sales to/from related parties with common ultimate investors. Details of trade related balances with such parties are as follows:

	At December 31,
Name of related party	2011	2012
	$	$

CEEG (Nanjing) Special Transformer Co., Ltd.	234,770	-
China Electric Equipment Group Co., Ltd.	109,699	-
China Electric Equipment Group (Hong Kong) Co., Limited	5,619	-
Eco Energy S.r.l.	902,482	-
CEEG (Jiangsu) Limited	1,859	-
CEEG (Jiangsu) Insulative New Material Co.,Ltd	11,640	-
CEEG (Nanjing) Semiconductor Co., Ltd.	55,704,724	56,319,984
	56,970,793	56,319,984

Sales to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

sales to related parties with common ultimate investors:

Name of related party	Years ended December 31,
	2010	2011	2012
	$	$	$

CEEG Nanjing International Trade Co., Ltd.	15,234,153	4,682	-
*SST	121,455,630	-	-
CEEG (Nanjing) Solar Research Institute	6,564,291	10,113,561	4,997,073
*NRE	119,811,919	-	-
CEEG (Nanjing) Semiconductor Co., Ltd.	3,196,049	15,609	-
China Electric Equipment Group (Hong Kong) Co., Limited	-	36,250	245,341
China Electric Equipment Group Co., Limited	-	-	51,216
CEEG(Jiangsu) Insulative New Material Co.,Ltd	-	-	537,278
CEEG Korea Co., Ltd.	-	-	1,393
	266,262,042	10,170,102	5,832,301

Purchases from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

purchase of raw materials from related parties with common ultimate investors are as follows:

Name of related party	Years ended December 31,
	2010	2011	2012
	$	$	$

CEEG (Nanjing) Solar Research Institute	1,218,487	-	-
*SST	8,332,132	-	-
CEEG (Nanjing) Semiconductor Co., Ltd.	42,376,869	73,351,421	32,011,217
*NRE	625,604	-	-
Jiangxi Jingde Semiconductor New Material Co., Ltd	10,724,422	-	-
CEEG(Jiangsu) Insulative New Material Co.,Ltd	-	21,670	3,852,558
	63,277,514	73,373,091	35,863,775

* Prior to the acquisitions

Short-term borrowings [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Short term borrowings from CEEG (Nanjing) Semiconductor Co., Ltd, with common ultimate investors, are as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Opening balance	-	-	-
Borrowings	-	-	(116,935,560)
Repayment	-	-	107,389,800
Closing balance	-	-	(9,545,760)